Employee Benefits (Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized On The Balance Sheet, And Amounts Recognized In Accumulated Other Comprehensive Loss (Pretax)) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (32,957)	$ (28,164)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	29,217	31,818
Service cost	307	353	384
Interest cost	1,590	1,797	1,924
Plan amendments	(485)	(212)
Actuarial loss, net	3,360	748
Benefits paid	(2,564)	(1,996)
Termination benefits		687
Curtailment loss, net		61
Acquisitions and divestitures, net		(581)
Settlements paid	(843)	(3,458)
End of year	30,582	29,217	31,818
Beginning of year	25,814	28,592
Actual return on plan assets	1,191	3,089
Company contributions	512	138
Acquisitions and divestitures, net		(551)
End of year	24,110	25,814	28,592
End of year	(6,472)	(3,403)
Noncurrent assets	289	398
Current liabilities	(195)	(146)
Noncurrent liabilities	(6,566)	(3,655)
Total	(6,472)	(3,403)
Prior service cost	(3)	554
Total	(3)	554
Health Care And Life [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	25,718	27,337
Service cost	299	305	311
Interest cost	1,421	1,639	1,766
Plan amendments		(2,580)
Actuarial loss, net	1,687	826
Benefits paid	(1,756)	(1,675)
Curtailment loss, net		132
Acquisitions and divestitures, net		(266)
End of year	27,369	25,718	27,337
Beginning of year	2,945	3,091
Actual return on plan assets	63	319
Company contributions	1,376	1,210
End of year	2,628	2,945	3,091
End of year	(24,741)	(22,773)
Current liabilities	(735)	(581)
Noncurrent liabilities	(24,006)	(22,192)
Total	(24,741)	(22,773)
Prior service cost	(510)	(567)
Total	$ (510)	$ (567)